Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (4,853,385)	$ (1,794,164)
Less: Net income (loss) from discontinued operations	1,035,355	(695,047)
Net loss from continuing operations	(5,888,740)	(1,099,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,424	19,624
Allowance for credit losses	6,101
Investment loss	8,355	26,543
Amortization of operating lease right-of-use assets	51,315	76,181
Change in fair value of convertible notes	2,747,451
Change in fair value of warrants liabilities	1,608,314
Changes in operating assets and liabilities:
Accounts receivable	(96,846)	(10,248)
Accounts receivable-related parties		5,551
Inventories	16,677
Prepayments and other assets	(8,326,723)	2,116
Accounts payable	1,326,354
Accrued expenses and other liabilities	(142,953)	(76,024)
Deferred revenue	1,552,381	(783,843)
Refund liability	(38,742)	(149,864)
Operating lease liabilities	(286,786)	(94,855)
Taxes payable	(92,671)	126,405
Net cash used in continuing operations	(7,536,089)	(1,957,531)
Net cash used in discontinued operations	(982,001)	(690,396)
Net cash used in operating activities	(8,518,090)	(2,647,927)
Cash flows from investing activities:
Long-term investments	(33,191)	(113,352)
Prepayment for acquisition		(1,726,375)
Purchase of property and equipment	(6,418)	(25,792)
Net cash used in continuing operations	(39,609)	(1,865,519)
Net cash used in discontinued operations		(7,305)
Net cash used in investing activities	(39,609)	(1,872,824)
Cash flows from financing activities:
Proceeds from convertible notes	5,000,000
Repayment of long-term bank loans	(69,149)
Proceeds from (repayment to) related parties	1,053,573	(48,335)
Net cash provided by (used in) continuing operations	5,984,424	(48,335)
Net cash provided by discontinued operations	1,876,288	85,139
Net cash provided by financing activities	7,860,712	36,804
Effect of exchange rates changes on cash and cash equivalents	150,743	18,320
Net decrease in cash and cash equivalents	(546,244)	(4,465,627)
Cash and cash equivalents, beginning of period	839,622	6,552,708
Cash and cash equivalents, end of period	293,378	2,087,081
Supplemental cash flow disclosures:
Cash paid for income tax	1,964	242
Cash paid for interest	167,676	106,068
Non-cash operating, investing and financing activities
Operating lease right-of-use assets obtained (extinguished) in exchange for operating lease liabilities	15,504	(3,425)
Reconciliation to amounts on unaudited condensed consolidated balance sheets:
Cash and cash equivalents	137,076	1,170,865
Cash and cash equivalents included in current assets of discontinued operations	156,302	916,216
Total cash and cash equivalents shown in the statement of cash flows	$ 293,378	$ 2,087,081